2024 Acquisitions - Summary of Preliminary Recognition of the Assets and Liabilities of the Acquisitions (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net assets acquired:
Goodwill	$ 69,296	$ 69,296	$ 56,046
Pharmacy Operations [Member]
Business Acquisition [Line Items]
Total purchase consideration	17,410	17,410
Net assets acquired:
Inventory	2,671	2,671
Other assets	2,446	2,446
Intangible Assets	6,236	6,236
Other liabilities	(1,822)	(1,822)
Non-controlling interest equity	(5,371)	(5,371)
Net assets acquired	4,160	4,160
Goodwill	$ 13,250	$ 13,250